Finance costs and finance income - Reconciliation of fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance costs and finance income
Beginning balance	$ 16,410	$ 15,755	$ 17,570
Variation of the fair value in profit and loss	5,690	655	(1,815)
Final balance	$ 22,100	$ 16,410	$ 15,755